Risk management and financial instruments - Sensitivity Analysis (Details) $ in Millions	Jun. 30, 2019 USD ($)
Derivative [Line Items]
Amount	$ 5,296
Impact of 1% point increase in rates (after impact of interest rate cap)	27
Floating rate debt obligations
Derivative [Line Items]
Impact of 1% point increase in rates (after impact of interest rate cap)	42
Floating rate debt obligations | Senior Credit Facilities
Derivative [Line Items]
Amount	5,662
Impact of 1% point increase in rates (before impact of interest rate cap)	57
Less: impact of LIBOR CAP	(21)
Impact of 1% point increase in rates (after impact of interest rate cap)	36
Floating rate debt obligations | Senior Credit Facilities | Hedged
Derivative [Line Items]
Amount	4,500
Impact of 1% point increase in rates (before impact of interest rate cap)	45
Less: impact of LIBOR CAP	(21)
Impact of 1% point increase in rates (after impact of interest rate cap)	24
Floating rate debt obligations | Senior Credit Facilities | Not hedged
Derivative [Line Items]
Amount	1,162
Impact of 1% point increase in rates (before impact of interest rate cap)	12
Less: impact of LIBOR CAP	0
Impact of 1% point increase in rates (after impact of interest rate cap)	$ 12